Segment information	6 Months Ended
Jun. 30, 2018
Geographical and business segment reporting
Segment information

12.   Segment information

As required by CNMV Circular 1/2008, modified by Circular 5/2015, the detail, by the geographical areas indicated in the aforementioned Circular, of the balance of Interest income for the six-month periods ended June 30, 2018 and 2017 is as follows:

	Revenue by interest by
	geographical area
	(Millions of euros)
	Consolidated
Geographical area	06-30-2018	06-30-2017

Spain	3,707	2,989
Abroad:	23,197	25,643
European Union	6,001	5,944
OECD countries	7,446	7,700
Other countries	9,750	11,999
Total	26,904	28,632

For Group management purposes, the primary level of segmentation, by geographical area, comprises five segments: four operating areas plus Corporate Activities. The operating areas, which include all the business activities carried on therein by the Group, are Continental Europe, the United Kingdom, Latin America and the United States, based on the location of the Group’s assets.

Following is the breakdown of revenue by the geographical segments used by the Group. For the purposes of the table below, revenue is deemed to be that recognized under Interest income, Dividend income, Commission income, Gain on financial assets and liabilities not measured at fair value through profit or loss, net; Gain or losses on financial assets and liabilities held for trading, net; Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net; Gain or losses from hedge accounting; net and Other operating income in the accompanying consolidated income statements for the six-month period ended June 30, 2018 and 2017:

	Revenue (Millions of euros)
	Revenue from external		Inter-segment
	customers		revenue		Total revenue
Segment	06-30-2018	06-30-2017	06-30-2018	06-30-2017	06-30-2018	06-30-2017
Continental Europe	9,972	8,454	310	649	10,282	9,103
United Kingdom	4,170	4,473	234	42	4,404	4,515
Latin America	18,639	20,679	(169)	(396)	18,470	20,283
United States	4,082	4,613	122	74	4,204	4,687
Corporate Activities	337	36	1,735	1,827	2,072	1,863
Inter-segment revenue adjustments and eliminations	—	—	(2,232)	(2,196)	(2,232)	(2,196)
Total	37,200	38,255	—	—	37,200	38,255

Also, following is the reconciliation of the Group’s consolidated profit after tax for the six-month period ended June 30, 2018 and 2017, broken down by business segment, to the profit before tax per the condensed consolidated income statements for these periods:

	Consolidated profit
	(Millions of euros)
Segment	06-30-2018	06-30-2017

Continental Europe	1,645	1,648
United Kingdom	705	837
Latin America	2,633	2,494
United States	472	373
Corporate Activities	(934)	(1,021)
Total profit of the segments reported	4,521	4,331
(+/-) Unallocated profit/loss	—	—
(+/-) Elimination of inter-segment profit/loss	—	—
(+/-) Other profit/loss	—	—
(+/-) Income tax and/or profit from discontinued operations	2,378	2,254
Profit before tax	6,899	6,585